AB Bond Fund, Inc.

AB Income Fund

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 68.2%
Australia – 2.4%
Australia Government Bond Series 161 0.25%, 11/21/2025(a)	AUD	62,528	$45,475,501
Series 163 1.00%, 11/21/2031(a)		95,515	68,770,329

			114,245,830

Colombia – 0.6%
Colombian TES Series B 5.75%, 11/03/2027	COP	20,958,800	29,958,981

Mexico – 0.7%
Mexican Bonos Series M 20 8.50%, 05/31/2029	MXN	645,000	35,692,700

Russia – 1.1%
Russian Federal Bond - OFZ Series 6217 7.50%, 08/18/2021	RUB	670,156	9,164,010
Series 6227 7.40%, 07/17/2024		3,026,338	42,163,821

			51,327,831

United States – 63.4%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	37,958	33,770,402
1.25%, 05/15/2050		33,090	28,152,096
4.50%, 02/15/2036(b)		17,631	24,721,968
5.50%, 08/15/2028(b) (c) (d)		161,400	210,954,844
6.00%, 02/15/2026		30,903	38,319,348
6.125%, 11/15/2027(c)		398,327	525,791,508
6.125%, 08/15/2029		47,418	65,896,202
6.25%, 05/15/2030(c)		122,903	175,596,947
6.375%, 08/15/2027		45,300	60,037,186
6.50%, 11/15/2026		39,144	50,801,573
6.625%, 02/15/2027(c)		106,822	140,604,063
6.875%, 08/15/2025		66,714	83,496,615
7.50%, 11/15/2024		20,000	24,650,000
U.S. Treasury Notes 0.25%, 05/31/2025(c)		48,083	47,587,045
0.625%, 05/15/2030(c)		118,567	113,083,658
1.50%, 08/15/2026(b)		161,051	167,316,994
1.625%, 10/31/2026-08/15/2029(c)		264,317	276,260,014
1.75%, 11/15/2029(c)		78,385	82,328,745
2.125%, 07/31/2024(b)		304,188	320,300,563
2.125%, 05/31/2026(c)		274,370	293,233,151
2.25%, 11/15/2025(b) (c) (e)		192,514	206,050,034
2.625%, 02/15/2029		9,944	11,068,915

	Principal Amount (000)		U.S. $ Value

3.125%, 11/15/2028	U.S.$	39,000	$44,734,219

			3,024,756,090

Total Governments - Treasuries (cost $3,191,425,620)			3,255,981,432

CORPORATES - INVESTMENT GRADE – 12.7%
Financial Institutions – 7.5%
Banking – 4.4%
AIB Group PLC 4.263%, 04/10/2025(a)		5,750	6,201,548
Ally Financial, Inc. 5.80%, 05/01/2025		1,497	1,741,116
8.00%, 11/01/2031		75	109,187
American Express Co. Series B 3.584% (LIBOR 3 Month + 3.43%), 11/15/2021(f) (g)		576	579,024
Series C 3.404% (LIBOR 3 Month + 3.29%), 09/15/2021(f) (g)		2,148	2,151,329
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		200	226,894
4.50%, 03/19/2024(a)		2,577	2,816,944
Banco de Credito del Peru 3.125%, 07/01/2030(a)		3,765	3,665,228
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		3,998	4,502,748
Banco Santander SA 5.179%, 11/19/2025		4,000	4,583,200
Bank of America Corp. Series DD 6.30%, 03/10/2026(g)		2,526	2,947,791
Series X 6.25%, 09/05/2024(g)		6,520	7,222,530
Series Z 6.50%, 10/23/2024(g)		2,072	2,341,111
Bank of New York Mellon Corp. (The) Series E 3.555% (LIBOR 3 Month + 3.42%), 09/20/2021(f) (g)		844	847,342
Series G 4.70%, 09/20/2025(g)		992	1,095,317
Barclays Bank PLC 6.86%, 06/15/2032(a) (g)		656	890,553
Barclays PLC 7.125%, 06/15/2025(g)	GBP	333	527,672
7.25%, 03/15/2023(a) (g)		1,350	2,014,743
7.875%, 03/15/2022(a) (g)	U.S.$	205	212,560
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(a)		5,343	5,826,542

	Principal Amount (000)		U.S. $ Value

BNP Paribas SA 6.75%, 03/14/2022(a) (g)	U.S.$	1,296	$1,334,427
Capital One Financial Corp. Series E 3.935% (LIBOR 3 Month + 3.80%), 09/01/2021(f) (g)		4,352	4,353,828
CIT Group, Inc. 3.929%, 06/19/2024		1,568	1,646,745
Citigroup, Inc. 3.875%, 02/18/2026(g)		3,286	3,369,662
5.95%, 01/30/2023(g)		2,055	2,157,092
Series T 6.25%, 08/15/2026(g)		1,388	1,619,810
Series U 5.00%, 09/12/2024(g)		2,540	2,678,887
Series V 4.70%, 01/30/2025(g)		1,811	1,873,135
Series W 4.00%, 12/10/2025(g)		2,865	2,965,905
Comerica, Inc. 5.625%, 07/01/2025(g)		10,316	11,554,126
Credit Agricole SA 8.125%, 12/23/2025(a) (g)		2,233	2,719,079
Danske Bank A/S 3.244%, 12/20/2025(a)		200	213,274
5.00%, 01/12/2022(a)		478	487,278
5.375%, 01/12/2024(a)		1,459	1,614,777
5.875%, 04/06/2022(a) (g)	EUR	3,302	4,045,003
Discover Bank 3.45%, 07/27/2026	U.S.$	500	549,000
4.682%, 08/09/2028		8,350	8,873,545
Fifth Third Bancorp Series L 4.50%, 09/30/2025(g)		1,353	1,472,754
Goldman Sachs Group, Inc. (The) Series O 5.30%, 11/10/2026(g)		760	845,888
HSBC Holdings PLC 4.75%, 07/04/2029(a) (g)	EUR	4,667	6,242,150
6.00%, 09/29/2023(a) (g)		3,669	4,756,073
6.375%, 03/30/2025(g)	U.S.$	1,942	2,151,794
ING Groep NV 6.50%, 04/16/2025(g)		6,341	7,079,536
6.875%, 04/16/2022(a) (g)		515	533,494
JPMorgan Chase & Co. Series I 3.599% (LIBOR 3 Month + 3.47%), 10/30/2021(f) (g)		3,123	3,134,087
Series S 6.75%, 02/01/2024(g)		2,998	3,311,141
Series V 3.465% (LIBOR 3 Month + 3.32%), 10/01/2021(f) (g)		1,561	1,560,969

	Principal Amount (000)		U.S. $ Value

Series Z 3.926% (LIBOR 3 Month + 3.80%), 11/01/2021(f) (g)	U.S.$	2,673	$2,687,033
Lloyds Banking Group PLC 4.50%, 11/04/2024		4,360	4,834,673
Morgan Stanley Series H 3.736% (LIBOR 3 Month + 3.61%), 10/15/2021(f) (g)		724	726,643
Nationwide Building Society 4.302%, 03/08/2029(a)		2,000	2,285,240
Natwest Group PLC 8.625%, 08/15/2021(g)		3,800	3,809,804
Nordea Bank Abp 6.625%, 03/26/2026(a) (g)		8,725	10,059,227
PNC Financial Services Group, Inc. (The) Series O 6.75% (LIBOR 3 Month + 1.68%), 11/01/2021(f) (g)		1,247	1,253,497
Santander Holdings USA, Inc. 4.40%, 07/13/2027		463	523,935
Societe Generale SA 4.75%, 11/24/2025(a)		8,825	9,879,235
Standard Chartered PLC 1.639% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (f) (g)		7,800	7,550,712
7.50%, 04/02/2022(a) (g)		1,278	1,324,596
7.75%, 04/02/2023(a) (g)		265	288,323
Swedbank AB 6.00%, 03/17/2022(a) (g)		200	205,370
Series NC5 5.625%, 09/17/2024(a) (g)		2,000	2,170,640
Truist Financial Corp. Series P 4.95%, 09/01/2025(g)		10,721	11,800,819
Series Q 5.10%, 03/01/2030(g)		2,924	3,364,735
UBS Group AG 7.00%, 01/31/2024-02/19/2025(a) (g)		3,569	3,938,537
UniCredit SpA 2.569%, 09/22/2026(a)		4,320	4,410,158
4.875%, 02/20/2029(a)	EUR	2,970	3,835,524

			208,595,539

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(g)	U.S.$	6,567	7,326,408

Finance – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024		373	389,852
3.30%, 01/23/2023		150	155,168

	Principal Amount (000)		U.S. $ Value

3.875%, 01/23/2028	U.S.$	582	$629,485
6.50%, 07/15/2025		861	1,008,438
Aircastle Ltd. 2.85%, 01/26/2028(a)		1,242	1,274,975
4.125%, 05/01/2024		678	725,467
4.25%, 06/15/2026		163	179,606
4.40%, 09/25/2023		1,716	1,836,137
5.00%, 04/01/2023		140	149,596
5.25%, 08/11/2025(a)		5,846	6,597,620
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		349	352,867
2.875%, 01/20/2022(a)		1,672	1,685,409
3.50%, 11/01/2027(a)		1,437	1,527,804
3.875%, 05/01/2023(a)		3,587	3,755,732
4.125%, 08/01/2025(a)		1,592	1,734,373
4.375%, 01/30/2024(a)		1,694	1,819,068
4.875%, 10/01/2025(a)		1,315	1,468,855
5.50%, 12/15/2024(a)		4,722	5,352,859
GE Capital Funding LLC 4.40%, 05/15/2030		3,510	4,127,585
Huarong Finance II Co., Ltd. 5.00%, 11/19/2025(a)		2,067	1,439,149
5.50%, 01/16/2025(a)		7,507	5,451,959
Synchrony Financial 3.95%, 12/01/2027		8,904	9,974,528

			51,636,532

Insurance – 1.3%
ACE Capital Trust II 9.70%, 04/01/2030		750	1,135,867
Assicurazioni Generali SpA 5.50%, 10/27/2047(a)	EUR	6,630	9,753,102
CNP Assurances 4.75%, 06/27/2028(a) (g)		7,200	9,845,292
Credit Agricole Assurances SA 4.75%, 09/27/2048(a)		3,200	4,661,714
Fairfax Financial Holdings Ltd. 8.30%, 04/15/2026	U.S.$	5,000	6,302,700
Hartford Financial Services Group, Inc. (The) Series ICON 2.281% (LIBOR 3 Month + 2.13%), 02/12/2047(a) (f)		3,275	3,149,436
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		4,117	5,752,396
Prudential Financial, Inc. 5.20%, 03/15/2044		4,029	4,343,262
5.625%, 06/15/2043		2,868	3,074,525
Voya Financial, Inc. 5.65%, 05/15/2053		12,065	12,754,756

			60,773,050

	Principal Amount (000)		U.S. $ Value

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026	U.S.$	710	$783,954

REITs – 0.6%
Brixmor Operating Partnership LP 4.05%, 07/01/2030		2,215	2,527,603
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025		886	999,842
5.375%, 04/15/2026		283	327,403
Kite Realty Group LP 4.00%, 10/01/2026		515	559,712
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		1,047	1,126,949
5.00%, 10/15/2027		75	79,340
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025		336	368,952
Regency Centers LP 3.60%, 02/01/2027		1,700	1,895,466
Sabra Health Care LP 4.80%, 06/01/2024		1,946	2,133,750
Spirit Realty LP 3.20%, 01/15/2027		2,453	2,649,706
3.40%, 01/15/2030		1,800	1,949,616
4.45%, 09/15/2026		1,010	1,139,219
STORE Capital Corp. 4.625%, 03/15/2029		1,143	1,326,897
Trust Fibra Uno 4.869%, 01/15/2030(a)		4,814	5,302,320
VEREIT Operating Partnership LP 3.40%, 01/15/2028		2,588	2,853,891
4.625%, 11/01/2025		1,286	1,463,777
4.875%, 06/01/2026		459	533,207

			27,237,650

			356,353,133

Industrial – 4.7%
Basic – 0.6%
Anglo American Capital PLC 5.625%, 04/01/2030(a)		3,960	4,895,590
ArcelorMittal SA 7.25%, 10/15/2039		1,180	1,722,953
Arconic Corp. 6.00%, 05/15/2025(a)		1,765	1,865,270
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(a)		1,445	1,562,226
GTL Trade Finance, Inc. 7.25%, 04/16/2044(a)		274	381,545
GTL Trade Finance, Inc./Gerdau Holdings, Inc. 5.893%, 04/29/2024(a)		328	366,622
GUSAP III LP 4.25%, 01/21/2030(a)		1,491	1,617,735

	Principal Amount (000)		U.S. $ Value

Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)	U.S.$	970	$1,204,497
MEGlobal Canada ULC 5.00%, 05/18/2025(a)		1,988	2,222,584
Nexa Resources SA 5.375%, 05/04/2027(a)		10,030	10,493,887
Suzano Austria GmbH 3.75%, 01/15/2031		1,304	1,358,507
7.00%, 03/16/2047(a)		478	638,728
Vale Overseas Ltd. 3.75%, 07/08/2030		614	654,678

			28,984,822

Capital Goods – 0.1%
General Electric Co. Series D 3.449% (LIBOR 3 Month + 3.33%), 09/15/2021(f) (g)		1,203	1,176,450
Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/2028		2,060	2,414,443

			3,590,893

Communications - Media – 0.2%
Prosus NV 3.68%, 01/21/2030(a)		5,224	5,500,872
4.027%, 08/03/2050(a)		1,123	1,075,272
Weibo Corp. 3.50%, 07/05/2024		4,574	4,777,829

			11,353,973

Communications - Telecommunications – 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		1,866	1,993,625
5.152%, 03/20/2028(a)		1,990	2,302,271

			4,295,896

Consumer Cyclical - Automotive – 0.5%
General Motors Co. 6.125%, 10/01/2025		1,290	1,528,676
6.80%, 10/01/2027		1,832	2,330,762
General Motors Financial Co., Inc. 2.20%, 04/01/2024(a)	EUR	1,571	1,972,767
5.25%, 03/01/2026	U.S.$	146	169,214
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		7,173	7,678,410
Lear Corp. 3.50%, 05/30/2030		855	934,498
3.80%, 09/15/2027		1,378	1,538,261
4.25%, 05/15/2029		545	623,393
Nissan Motor Acceptance Corp. 2.80%, 01/13/2022(a)		225	227,075

	Principal Amount (000)		U.S. $ Value

Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)	U.S.$	4,615	$5,131,280

			22,134,336

Consumer Cyclical - Other – 0.0%
Lennar Corp. 4.75%, 11/29/2027		75	87,526
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		1,526	1,761,752

			1,849,278

Consumer Non-Cyclical – 0.3%
Altria Group, Inc. 4.80%, 02/14/2029		3,205	3,755,203
BAT Capital Corp. 2.726%, 03/25/2031		2,470	2,486,376
4.906%, 04/02/2030		5,400	6,299,262
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		1,267	1,273,208

			13,814,049

Energy – 1.6%
Boardwalk Pipelines LP 5.95%, 06/01/2026		1,798	2,139,081
Cenovus Energy, Inc. 4.40%, 04/15/2029		2,000	2,272,220
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		2,501	3,015,606
Ecopetrol SA 5.875%, 09/18/2023-05/28/2045		813	865,601
6.875%, 04/29/2030		4,658	5,588,203
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		884	878,642
Enable Midstream Partners LP 4.40%, 03/15/2027		8,139	9,095,658
4.95%, 05/15/2028		452	522,001
Energy Transfer LP 5.50%, 06/01/2027		7,425	8,808,723
Eni SpA 4.25%, 05/09/2029(a)		1,969	2,268,997
Hess Corp. 7.30%, 08/15/2031		8,898	12,172,375
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		1,143	1,122,997
Oleoducto Central SA 4.00%, 07/14/2027(a)		1,169	1,202,726
ONEOK, Inc. 4.35%, 03/15/2029		3,952	4,503,422
5.85%, 01/15/2026		7,452	8,827,863
6.35%, 01/15/2031		1,880	2,446,049

	Principal Amount (000)		U.S. $ Value

Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026	U.S.$	1,287	$1,453,538
4.65%, 10/15/2025		3,902	4,371,879
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		2,218	2,504,676

			74,060,257

Services – 0.1%
Expedia Group, Inc. 3.25%, 02/15/2030		2,340	2,454,590
6.25%, 05/01/2025(a)		708	825,499

			3,280,089

Technology – 0.6%
Baidu, Inc. 3.075%, 04/07/2025		797	846,151
3.425%, 04/07/2030		225	245,543
Broadcom, Inc. 4.75%, 04/15/2029		2,080	2,439,570
5.00%, 04/15/2030		6,706	8,001,532
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		4,940	5,751,198
NXP BV/NXP Funding LLC 5.35%, 03/01/2026(a)		3,499	4,090,112
5.55%, 12/01/2028(a)		1,130	1,394,349
VMware, Inc. 4.50%, 05/15/2025		5,333	5,974,133

			28,742,588

Transportation - Airlines – 0.6%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		4,659	5,481,360
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		1,640	1,836,685
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		8,739	9,511,883
Southwest Airlines Co. 5.25%, 05/04/2025		9,941	11,360,873

			28,190,801

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		382	399,601
5.875%, 07/05/2034(a)		1,694	1,984,938

			2,384,539

Transportation - Services – 0.0%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		1,537	1,600,693

			224,282,214

	Principal Amount (000)		U.S. $ Value

Utility – 0.5%
Electric – 0.5%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)	U.S.$	1,538	$1,620,475
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		1,094	1,132,837
Colbun SA 3.15%, 03/06/2030(a)		209	216,785
ComEd Financing III 6.35%, 03/15/2033		3,462	4,304,409
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		3,775	3,700,444
4.375%, 02/15/2031(a)		5,315	5,228,631
Engie Energia Chile SA 3.40%, 01/28/2030(a)		6,432	6,608,076
Kallpa Generacion SA 4.125%, 08/16/2027(a)		797	808,108
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)		1,122	1,314,422

			24,934,187

Total Corporates - Investment Grade (cost $561,053,147)			605,569,534

CORPORATES - NON-INVESTMENT GRADE – 11.9%
Industrial – 9.4%
Basic – 0.5%
CF Industries, Inc. 4.95%, 06/01/2043		75	92,322
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		1,440	1,529,006
4.875%, 03/01/2031(a)		962	1,039,345
ERP Iron Ore, LLC 9.039%, 12/31/2019(h) (i) (j) (k) (l)		118	100,624
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		454	485,004
Graphic Packaging International LLC 4.75%, 07/15/2027(a)		1,032	1,118,007
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		2,965	3,299,808
INEOS Group Holdings SA 5.375%, 08/01/2024(a)	EUR	3,215	3,817,530
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)		107	130,617
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)	U.S.$	2,626	2,731,985
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)		1,808	2,001,058
Kleopatra Finco SARL 4.25%, 03/01/2026(a)	EUR	2,779	3,272,951

	Principal Amount (000)		U.S. $ Value

Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(h) (i) (j) (k) (m)	U.S.$	1,407	$0
Peabody Energy Corp. 8.50% (6.00% Cash and 2.50% PIK), 12/31/2024(a) (l)		1,038	838,766
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		1,158	1,158,162
SPCM SA 4.875%, 09/15/2025(a)		913	934,611
Valvoline, Inc. 4.25%, 02/15/2030(a)		1,485	1,542,514

			24,092,310

Capital Goods – 0.6%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (l)	EUR	1,076	1,313,165
6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(a) (l)	U.S.$	5,393	5,685,516
Bombardier, Inc. 6.00%, 10/15/2022(a)		1,040	1,041,591
7.50%, 12/01/2024-03/15/2025(a)		2,675	2,757,184
7.875%, 04/15/2027(a)		1,946	2,016,134
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		1,258	1,242,275
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		2,778	2,868,229
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,047	1,087,289
GFL Environmental, Inc. 4.75%, 06/15/2029(a)		1,437	1,485,585
5.125%, 12/15/2026(a)		273	286,544
Madison IAQ LLC 5.875%, 06/30/2029(a)		3,460	3,497,022
TransDigm, Inc. 6.25%, 03/15/2026(a)		33	34,646
Triumph Group, Inc. 6.25%, 09/15/2024(a)		1,309	1,322,849
7.75%, 08/15/2025		362	366,540
8.875%, 06/01/2024(a)		1,543	1,716,588
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	120,034
Vertical Holdco GmbH 7.625%, 07/15/2028(a)	U.S.$	1,008	1,094,033

			27,935,224

Communications - Media – 1.1%
Advantage Sales & Marketing, Inc. 1.00%, 10/28/2027		1,294	1,299,735
6.50%, 11/15/2028(a)		5,620	5,835,976

	Principal Amount (000)			U.S. $ Value

AMC Networks, Inc. 4.25%, 02/15/2029	U.S.$	4,309		$4,307,923
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		879		909,220
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	600		720,419
5.375%, 03/01/2025(a)	U.S.$	1,955		2,019,613
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)		10,147		10,576,341
5.75%, 02/15/2026(a)		37		38,254
CSC Holdings LLC 3.375%, 02/15/2031(a)		459		436,036
5.00%, 11/15/2031(a)		2,775		2,793,454
DISH DBS Corp. 7.75%, 07/01/2026		45		51,396
iHeartCommunications, Inc. 6.375%, 05/01/2026		0	**	370
8.375%, 05/01/2027		147		157,032
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		3,152		3,367,975
Mav Acquisition Corp. 5.75%, 08/01/2028(a)		4,782		4,757,851
Meredith Corp. 6.875%, 02/01/2026		2,293		2,384,720
National CineMedia LLC 5.875%, 04/15/2028(a)		2,267		2,135,922
Scripps Escrow II, Inc. 5.375%, 01/15/2031(a)		2,163		2,162,459
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		2,251		2,257,078
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		3,093		3,188,976
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)		876		889,411
TEGNA, Inc. 5.00%, 09/15/2029		1,830		1,912,112
Univision Communications, Inc. 4.50%, 05/01/2029(a)		785		787,198
6.625%, 06/01/2027(a)		10		10,760

				53,000,231

Communications - Telecommunications – 0.6%
Altice France SA/France 5.125%, 07/15/2029(a)		7,096		7,144,891
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		1,823		1,915,900
Consolidated Communications, Inc. 6.50%, 10/01/2028(a)		3,624		3,911,274
Frontier Communications Holdings LLC 6.75%, 05/01/2029(a)		1,042		1,117,378
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(i) (n)		4,941		2,718,242

	Principal Amount (000)		U.S. $ Value

Telecom Italia Capital SA 7.721%, 06/04/2038	U.S.$	75	$100,692
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(a)		6,529	6,666,501
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)		2,825	2,873,534

			26,448,412

Consumer Cyclical - Automotive – 0.5%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	360	441,505
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)	U.S.$	2,682	2,901,790
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(h) (i) (k) (m)		2,273	0
(First Lien) 11.00%, 10/31/2024(h) (i) (k) (m)		933	0
Ford Motor Co. 8.50%, 04/21/2023		2,800	3,110,240
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (l)	EUR	560	675,863
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a) (l)		623	761,256
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(a)	U.S.$	4,207	4,205,738
5.875%, 01/15/2028(a)		546	565,672
7.75%, 10/15/2025(a)		1,661	1,811,653
Mclaren Finance PLC 7.50%, 08/01/2026(a)		6,471	6,569,941
Meritor, Inc. 6.25%, 06/01/2025(a)		1,006	1,065,465
PM General Purchaser LLC 9.50%, 10/01/2028(a)		1,509	1,584,239
Tenneco, Inc. 5.00%, 07/15/2026		680	670,256
7.875%, 01/15/2029(a)		1,764	1,993,673

			26,357,291

Consumer Cyclical - Entertainment – 1.0%
Carnival Corp. 5.75%, 03/01/2027(a)		4,321	4,390,698
9.875%, 08/01/2027(a)		1,508	1,723,538
11.50%, 04/01/2023(a)		6,513	7,341,584
Cedar Fair LP 5.25%, 07/15/2029		996	1,013,460
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		9,553	9,920,599
NCL Corp., Ltd. 5.875%, 03/15/2026(a)		2,194	2,210,148

	Principal Amount (000)		U.S. $ Value

Royal Caribbean Cruises Ltd. 5.50%, 04/01/2028(a)	U.S.$	3,117	$3,177,813
10.875%, 06/01/2023(a)		2,193	2,490,831
11.50%, 06/01/2025(a)		3,954	4,526,183
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		4,017	4,320,605
9.50%, 08/01/2025(a)		2,989	3,229,734
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		820	875,375
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		1,057	1,004,055
13.00%, 05/15/2025(a)		1,888	2,190,080
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		1,376	1,375,642
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		75	74,434

			49,864,779

Consumer Cyclical - Other – 0.5%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		2,232	2,339,404
Bally’s Corp. 6.75%, 06/01/2027(a)		2,577	2,786,561
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		937	939,202
6.25%, 09/15/2027(a)		1,846	1,952,293
Empire Communities Corp. 7.00%, 12/15/2025(a)		1,386	1,464,725
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		614	627,999
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		1,383	1,486,753
Hilton Domestic Operating Co., Inc. 5.375%, 05/01/2025(a)		314	328,796
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		1,896	1,864,223
5.00%, 06/01/2029(a)		1,578	1,593,433
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		846	886,608
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		1,618	1,712,475
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)		1,969	2,023,069
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		688	684,181

	Principal Amount (000)		U.S. $ Value

Travel + Leisure Co. 6.625%, 07/31/2026(a)	U.S.$	2,404	$2,682,623
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(a)		75	79,503

			23,451,848

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		3,046	3,071,434
IRB Holding Corp. 6.75%, 02/15/2026(a)		1,031	1,064,714

			4,136,148

Consumer Cyclical - Retailers – 0.6%
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,810	2,125,877
FirstCash, Inc. 4.625%, 09/01/2028(a)	U.S.$	1,608	1,671,468
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		1,143	1,130,164
L Brands, Inc. 5.25%, 02/01/2028		252	283,616
6.75%, 07/01/2036		704	896,551
6.875%, 11/01/2035		2,210	2,843,077
7.50%, 06/15/2029		236	274,456
9.375%, 07/01/2025(a)		320	415,146
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		2,159	2,234,219
7.875%, 05/01/2029(a)		4,529	4,697,705
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		1,480	1,622,820
Rite Aid Corp. 7.50%, 07/01/2025(a)		2,417	2,426,064
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		1,365	1,436,389
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		548	560,862
Staples, Inc. 7.50%, 04/15/2026(a)		1,173	1,191,005
10.75%, 04/15/2027(a)		1,108	1,075,259
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		1,216	1,332,237
William Carter Co. (The) 5.50%, 05/15/2025(a)		2,154	2,267,817

			28,484,732

Consumer Non-Cyclical – 0.7%
AdaptHealth LLC 4.625%, 08/01/2029(a)		241	240,031
6.125%, 08/01/2028(a)		1,265	1,331,906

	Principal Amount (000)		U.S. $ Value

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)	U.S.$	799	$844,591
4.875%, 02/15/2030(a)		82	88,728
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		223	241,375
Bausch Health Cos., Inc. 6.125%, 04/15/2025(a)		411	419,919
CHS/Community Health Systems, Inc. 6.875%, 04/15/2029(a)		2,079	2,188,522
Cidron Aida Finco Sarl 5.00%, 04/01/2028(a)	EUR	496	592,781
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)	U.S.$	642	637,936
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 9.50%, 07/31/2027(a) (c)		1,413	1,417,338
HCRX Investments Holdco LP 4.50%, 08/01/2029(a)		663	676,618
Jazz Securities DAC 4.375%, 01/15/2029(a)		1,278	1,333,861
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a) (i) (n)		548	364,053
5.625%, 10/15/2023(a) (i) (n)		107	70,964
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(a)		1,527	1,573,085
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		3,294	3,575,999
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		4,840	5,146,953
Sunshine Mid BV 6.50%, 05/15/2026(a)	EUR	2,077	2,550,198
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)	U.S.$	1,264	1,265,441
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		656	682,161
US Foods, Inc. 4.75%, 02/15/2029(a)		3,990	4,068,483
Vizient, Inc. 6.25%, 05/15/2027(a)		561	589,532
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		1,252	1,309,592

			31,210,067

Energy – 1.8%
Antero Resources Corp. 8.375%, 07/15/2026(a)		655	741,401

	Principal Amount (000)		U.S. $ Value

Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)	U.S.$	2,125	$2,289,326
Bonanza Creek Energy, Inc. 7.50%, 04/30/2026		55	55,235
Callon Petroleum Co. 8.00%, 08/01/2028(a)		2,366	2,224,702
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		737	735,062
CITGO Petroleum Corp. 7.00%, 06/15/2025(a)		2,880	2,954,362
CNX Resources Corp. 6.00%, 01/15/2029(a)		1,514	1,602,720
Comstock Resources, Inc. 5.875%, 01/15/2030(a)		2,852	2,868,770
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		2,348	2,433,514
Diamond Foreign Asset Co./Diamond Finance LLC 13.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(a) (k) (l)		87	86,668
13.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(k) (l)		76	76,100
EnLink Midstream LLC 5.625%, 01/15/2028(a)		4,206	4,454,911
EnLink Midstream Partners LP 4.40%, 04/01/2024		318	333,468
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		1,149	1,133,925
6.50%, 10/01/2025		179	178,356
7.75%, 02/01/2028		4,346	4,391,546
8.00%, 01/15/2027		1,356	1,398,036
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		1,924	2,020,489
Gulfport Energy Corp. 6.00%, 10/15/2024(i)		438	15,330
6.375%, 05/15/2025-01/15/2026(i)		2,545	89,075
6.625%, 05/01/2023(i)		236	8,260
Gulfport Energy Operating Corp. 8.00%, 05/17/2026		943	1,008,043
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		2,739	2,847,519
Independence Energy Finance LLC 7.25%, 05/01/2026(a)		2,362	2,461,700
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		2,194	2,184,961
ITT Holdings LLC 6.50%, 08/01/2029(a)		3,136	3,128,317
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		1,294	1,211,572
7.50%, 01/15/2028(a)		1,372	1,247,957

	Principal Amount (000)		U.S. $ Value

New Fortress Energy, Inc. 6.75%, 09/15/2025(a)	U.S.$	3,422	$3,491,877
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		6,150	6,339,113
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		1,544	1,484,263
Occidental Petroleum Corp. 3.20%, 08/15/2026		771	768,355
5.875%, 09/01/2025		1,121	1,242,236
8.00%, 07/15/2025		1,755	2,089,205
8.50%, 07/15/2027		891	1,112,654
8.875%, 07/15/2030		891	1,201,799
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		4,960	4,578,774
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		550	573,447
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(a)		4,769	4,929,715
6.50%, 07/15/2027		775	839,550
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		440	442,921
Transocean, Inc. 7.50%, 01/15/2026(a)		1,061	820,577
8.00%, 02/01/2027(a)		2,513	1,856,102
Vantage Drilling International 7.125%, 04/01/2023(h) (i) (k)		3,068	0
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		1,325	1,371,375
Western Midstream Operating LP 3.95%, 06/01/2025		207	214,259
4.65%, 07/01/2026		3,058	3,276,708
4.75%, 08/15/2028		1,490	1,620,926
5.30%, 02/01/2030		1,254	1,408,167

			83,843,348

Other Industrial – 0.0%
Interface, Inc. 5.50%, 12/01/2028(a)		1,124	1,179,076
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		75	76,721

			1,255,797

Services – 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,258	1,263,573
6.625%, 07/15/2026(a)		1,167	1,236,915
9.75%, 07/15/2027(a)		1,513	1,661,123
ANGI Group LLC 3.875%, 08/15/2028(a)		458	456,291

	Principal Amount (000)		U.S. $ Value

APX Group, Inc. 5.75%, 07/15/2029(a)	U.S.$	5,817	$5,838,930
6.75%, 02/15/2027(a)		3,506	3,717,727
7.625%, 09/01/2023		2,000	2,046,880
Cars.com, Inc. 6.375%, 11/01/2028(a)		2,427	2,582,935
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	1,327	1,559,954
Garda World Security Corp. 9.50%, 11/01/2027(a)	U.S.$	3,358	3,673,182
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		1,784	1,853,255
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		3,319	3,377,414
MoneyGram International, Inc. 5.375%, 08/01/2026(a)		1,284	1,327,181
Monitronics International, Inc. Zero Coupon, 04/01/2020(h) (i) (j) (k)		1,835	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		4,123	4,003,227
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(a)		473	494,446
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		1,231	1,317,170
Verscend Escrow Corp. 9.75%, 08/15/2026(a)		4,000	4,225,520

			40,635,723

Technology – 0.5%
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		947	970,230
Avaya, Inc. 6.125%, 09/15/2028(a)		3,860	4,132,902
Banff Merger Sub, Inc. 9.75%, 09/01/2026(a)		2,954	3,107,342
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		1,847	1,885,381
CommScope, Inc. 8.25%, 03/01/2027(a)		1,061	1,122,814
NCR Corp. 5.125%, 04/15/2029(a)		2,517	2,621,027
5.75%, 09/01/2027(a)		473	499,545
6.125%, 09/01/2029(a)		366	399,207
8.125%, 04/15/2025(a)		1,180	1,282,188
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		165	170,338
8.25%, 02/01/2028(a)		1,836	1,995,034
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		6,350	6,588,379

	Principal Amount (000)		U.S. $ Value

Xerox Corp. 4.375%, 03/15/2023	U.S.$	27	$28,216

			24,802,603

Transportation - Airlines – 0.1%
Air Canada 3.875%, 08/15/2026(a)		667	668,814
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		2,470	2,588,214
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		449	506,173
United Airlines, Inc. 4.625%, 04/15/2029(a)		767	789,235

			4,552,436

Transportation - Services – 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		787	824,225
Modulaire Global Finance PLC 8.00%, 02/15/2023(a)		1,258	1,294,193

			2,118,418

			452,189,367

Financial Institutions – 2.4%
Banking – 1.1%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		4,513	4,643,245
7.00%, 01/15/2026(a)		824	888,832
Ally Financial, Inc. Series B 4.70%, 05/15/2026(g)		5,227	5,490,023
Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022(a) (g)	EUR	5,000	6,146,255
Series 9 6.50%, 03/05/2025(g)	U.S.$	1,800	1,966,788
Banco Santander SA 6.75%, 04/25/2022(a) (g)	EUR	3,700	4,560,167
CaixaBank SA 5.875%, 10/09/2027(a) (g)		2,400	3,280,739
Credit Suisse Group AG 6.25%, 12/18/2024(a) (g)	U.S.$	640	698,637
6.375%, 08/21/2026(a) (g)		3,961	4,393,185
7.50%, 07/17/2023-12/11/2023(a) (g)		7,239	7,880,481
Discover Financial Services Series D 6.125%, 06/23/2025(g)		2,197	2,471,845
Exide Global Holding NETH 10.75%, 06/30/2024(h) (k) (m)		1,124	1,102,696

	Principal Amount (000)		U.S. $ Value

Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)	U.S.$	999	$1,083,186
Societe Generale SA 8.00%, 09/29/2025(a) (g)		2,015	2,377,478
UniCredit SpA 9.25%, 06/03/2022(a) (g)	EUR	2,700	3,416,089

			50,399,646

Brokerage – 0.1%
NFP Corp. 6.875%, 08/15/2028(a)	U.S.$	2,285	2,376,811

Finance – 0.4%
Aircastle Ltd. 5.25%, 06/15/2026(a) (g)		2,537	2,550,522
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		2,157	2,239,333
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		3,140	3,193,977
8.25%, 09/01/2025(a)		2,000	2,090,580
Enova International, Inc. 8.50%, 09/01/2024(a)		3,418	3,486,770
goeasy Ltd. 5.375%, 12/01/2024(a)		2,145	2,223,829
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		2,578	2,638,686
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	759	908,251
Navient Corp. 6.50%, 06/15/2022	U.S.$	71	74,069

			19,406,017

Insurance – 0.3%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		4,241	4,311,740
10.125%, 08/01/2026(a)		831	933,795
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		2,948	3,081,220
AmWINS Group, Inc. 4.875%, 06/30/2029(a)		1,020	1,040,073
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a) (l)		2,521	2,725,573
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		3,179	3,161,484

			15,253,885

Other Finance – 0.3%
Altice France Holding SA 10.50%, 05/15/2027(a)		3,024	3,328,396

	Principal Amount (000)		U.S. $ Value

Intrum AB 3.00%, 09/15/2027(a)	EUR	1,490	$1,745,064
3.50%, 07/15/2026(a)		1,040	1,253,069
Nordic Aviation Capital 5.04%, 02/27/2024(k)	U.S.$	12,727	9,927,326

			16,253,855

REITs – 0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)		1,154	1,200,333
Diversified Healthcare Trust 9.75%, 06/15/2025		1,389	1,533,164
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		75	77,786
5.00%, 07/15/2028(a)		138	143,480
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)		628	668,236
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(a)		1,270	1,302,893
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(a)		4,479	4,956,014

			9,881,906

			113,572,120

Utility – 0.1%
Electric – 0.1%
NRG Energy, Inc. 6.625%, 01/15/2027		75	77,651
Talen Energy Supply LLC 6.50%, 06/01/2025		394	233,402
7.25%, 05/15/2027(a)		850	775,268
10.50%, 01/15/2026(a)		3,081	2,122,593

			3,208,914

Other Utility – 0.0%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		1,727	1,810,656

			5,019,570

Total Corporates - Non-Investment Grade (cost $555,848,367)			570,781,057

MORTGAGE PASS-THROUGHS – 7.1%
Agency Fixed Rate 30-Year – 7.1%
Federal Home Loan Mortgage Corp.
Series 2020 2.50%, 08/01/2050-09/01/2050		106,818	112,554,119
4.50%, 02/01/2050		5,109	5,655,233

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Series 1998 8.00%, 06/01/2028	U.S.$	3	$3,503
Series 1999 7.50%, 11/01/2029		8	8,691
Series 2020 4.50%, 02/01/2050		9,399	10,351,461
Government National Mortgage Association Series 2021 2.50%, 08/01/2051, TBA		78,250	81,318,871
Uniform Mortgage-Backed Security Series 2021 3.00%, 08/01/2051, TBA		110,847	116,155,204
3.50%, 08/01/2051, TBA		13,429	14,228,216

Total Mortgage Pass-Throughs (cost $340,495,149)			340,275,298

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.5%
Risk Share Floating Rate – 5.8%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.939% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (f)		944	946,575
Series 2019-1A, Class M2 2.789% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (f)		1,340	1,347,601
Series 2019-2A, Class M1C 2.089% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (f)		9,029	9,080,928
Series 2019-3A, Class M1B 1.689% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (f)		634	636,285
Series 2019-3A, Class M1C 2.039% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (f)		15,567	15,566,995
Series 2020-2A, Class M1C 4.089% (LIBOR 1 Month + 4.00%), 08/26/2030(a) (f)		10,680	10,918,658
Eagle RE Ltd. Series 2018-1, Class M1 1.789% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (f)		513	514,572
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.339% (LIBOR 1 Month + 4.25%), 11/25/2023(f)		1,883	1,932,291
Series 2014-DN3, Class M3 4. 089% (LIBOR 1 Month + 4.00%), 08/25/2024(f)		1,325	1,351,349
Series 2014-HQ2, Class M3 3.839% (LIBOR 1 Month + 3.75%), 09/25/2024(f)		676	687,781

	Principal Amount (000)		U.S. $ Value

Series 2015-DN1, Class B 11.589% (LIBOR 1 Month + 11.50%), 01/25/2025(f)	U.S.$	2,266	$2,230,472
Series 2015-DNA1, Class M3 3.389% (LIBOR 1 Month + 3.30%), 10/25/2027(f)		382	387,643
Series 2015-DNA2, Class B 7.639% (LIBOR 1 Month + 7.55%), 12/25/2027(f)		1,483	1,608,971
Series 2015-DNA3, Class B 9.439% (LIBOR 1 Month + 9.35%), 04/25/2028(f)		2,464	2,883,193
Series 2015-HQA1, Class B 8.889% (LIBOR 1 Month + 8.80%), 03/25/2028(f)		1,572	1,710,148
Series 2016-DNA1, Class B 10.092% (LIBOR 1 Month + 10.00%), 07/25/2028(f)		2,221	2,493,691
Series 2016-DNA2, Class M3 4.739% (LIBOR 1 Month + 4.65%), 10/25/2028(f)		4,490	4,688,339
Series 2016-DNA4, Class M3 3.889% (LIBOR 1 Month + 3.80%), 03/25/2029(f)		4,954	5,129,118
Series 2016-HQA2, Class M3 5.239% (LIBOR 1 Month + 5.15%), 11/25/2028(f)		7,172	7,427,442
Series 2017-DNA1, Class M2 3.339% (LIBOR 1 Month + 3.25%), 07/25/2029(f)		2,440	2,505,211
Series 2017-DNA2, Class B1 5.239% (LIBOR 1 Month + 5.15%), 10/25/2029(f)		5,178	5,583,297
Series 2017-DNA2, Class M2 3.539% (LIBOR 1 Month + 3.45%), 10/25/2029(f)		1,168	1,210,048
Series 2017-DNA3, Class B1 4.539% (LIBOR 1 Month + 4.45%), 03/25/2030(f)		4,550	4,778,589
Series 2017-HQA2, Class B1 4.839% (LIBOR 1 Month + 4.75%), 12/25/2029(f)		3,000	3,206,456
Series 2017-HQA3, Class B1 4.539% (LIBOR 1 Month + 4.45%), 04/25/2030(f)		9,090	9,540,982
Series 2017-HQA3, Class M2 2.439% (LIBOR 1 Month + 2.35%), 04/25/2030(f)		6,809	6,967,390
Series 2018-DNA2, Class B1 3.789% (LIBOR 1 Month + 3.70%), 12/25/2030(a) (f)		7,000	7,258,870
Series 2018-HQA1, Class B1 4.439% (LIBOR 1 Month + 4.35%), 09/25/2030(f)		4,520	4,736,760

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.489% (LIBOR 1 Month + 4.40%), 01/25/2024(f)	U.S.$	2,747	$2,837,451
Series 2014-C04, Class 1M2 4.989% (LIBOR 1 Month + 4.90%), 11/25/2024(f)		3,766	3,890,782
Series 2014-C04, Class 2M2 5.089% (LIBOR 1 Month + 5.00%), 11/25/2024(f)		431	441,288
Series 2015-C02, Class 2M2 4.089% (LIBOR 1 Month + 4.00%), 05/25/2025(f)		289	291,571
Series 2015-C03, Class 1M2 5.089% (LIBOR 1 Month + 5.00%), 07/25/2025(f)		1,604	1,645,024
Series 2015-C03, Class 2M2 5.089% (LIBOR 1 Month + 5.00%), 07/25/2025(f)		277	280,585
Series 2015-C04, Class 1M2 5.789% (LIBOR 1 Month + 5.70%), 04/25/2028(f)		3,285	3,475,621
Series 2015-C04, Class 2M2 5.639% (LIBOR 1 Month + 5.55%), 04/25/2028(f)		1,638	1,719,537
Series 2016-C01, Class 1M2 6.839% (LIBOR 1 Month + 6.75%), 08/25/2028(f)		1,928	2,053,463
Series 2016-C01, Class 2M2 7.039% (LIBOR 1 Month + 6.95%), 08/25/2028(f)		744	783,656
Series 2016-C02, Class 1M2 6.089% (LIBOR 1 Month + 6.00%), 09/25/2028(f)		4,773	5,013,567
Series 2016-C04, Class 1M2 4.339% (LIBOR 1 Month + 4.25%), 01/25/2029(f)		426	445,453
Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(f)		2,741	3,149,866
Series 2016-C05, Class 2M2 4.539% (LIBOR 1 Month + 4.45%), 01/25/2029(f)		3,669	3,841,383
Series 2016-C07, Class 2B 9.589% (LIBOR 1 Month + 9.50%), 05/25/2029(f)		1,188	1,316,047
Series 2016-C07, Class 2M2 4.439% (LIBOR 1 Month + 4.35%), 05/25/2029(f)		479	501,985
Series 2017-C01, Class 1B1 5.839% (LIBOR 1 Month + 5.75%), 07/25/2029(f)		16,579	18,284,440

	Principal Amount (000)		U.S. $ Value

Series 2017-C02, Class 2B1 5.589% (LIBOR 1 Month + 5.50%), 09/25/2029(f)	U.S.$	7,031	$7,614,160
Series 2017-C03, Class 1B1 4.939% (LIBOR 1 Month + 4.85%), 10/25/2029(f)		7,080	7,646,627
Series 2017-C05, Class 1B1 3.689% (LIBOR 1 Month + 3.60%), 01/25/2030(f)		7,280	7,608,806
Series 2017-C07, Class 2B1 4.539% (LIBOR 1 Month + 4.45%), 05/25/2030(f)		7,313	7,607,950
Series 2018-C01, Class 1B1 3.639% (LIBOR 1 Month + 3.55%), 07/25/2030(f)		8,575	8,788,381
Series 2018-C03, Class 1B1 3.839% (LIBOR 1 Month + 3.75%), 10/25/2030(f)		7,250	7,536,208
Series 2018-C05, Class 1B1 4.339% (LIBOR 1 Month + 4.25%), 01/25/2031(f)		6,873	7,209,825
Home Re Ltd. Series 2018-1, Class M1 1.689% (LIBOR 1 Month + 1.60%), 10/25/2028(a) (f)		698	697,976
Series 2019-1, Class B1 4.439% (LIBOR 1 Month + 4.35%), 05/25/2029(f) (m)		2,000	2,006,296
Series 2020-1, Class M2 5.339% (LIBOR 1 Month + 5.25%), 10/25/2030(a) (f)		4,734	4,824,519
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.339% (LIBOR 1 Month + 4.25%), 11/25/2024(f) (m)		566	557,463
Series 2015-CH1, Class M2 5.589% (LIBOR 1 Month + 5.50%), 10/25/2025(f) (m)		1,029	973,367
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 2.989% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (f)		13,630	13,630,306
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.087% (LIBOR 1 Month + 2.00%), 03/27/2024(a) (f)		1,536	1,533,233
Series 2019-2R, Class A 2.837% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (f)		2,332	2,309,978
Series 2019-3R, Class A 2.787% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (f)		767	769,559

	Principal Amount (000)		U.S. $ Value

Series 2020-1R, Class A 2.437% (LIBOR 1 Month + 2.35%), 02/27/2023(f) (m)	U.S.$	3,675	$3,678,748
Radnor Re Ltd. Series 2018-1, Class M2 2.789% (LIBOR 1 Month + 2.70%), 03/25/2028(a) (f)		721	727,816
Series 2019-1, Class M1B 2.039% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (f)		2,673	2,674,935
Series 2019-1, Class M2 3.289% (LIBOR 1 Month + 3.20%), 02/25/2029(a) (f)		6,106	6,192,196
Series 2019-2, Class M1B 1.839% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (f)		9,100	9,151,964
Series 2020-1, Class M1A 1.039% (LIBOR 1 Month + 0.95%), 01/25/2030(a) (f)		6,523	6,518,862
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.339% (LIBOR 1 Month + 5.25%), 11/25/2025(f) (m)		359	349,836

			277,910,385

Agency Floating Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 3119, Class PI 7.107% (LIBOR 1 Month + 7.20%), 02/15/2036(f) (o)		1,228	317,519
Series 3856, Class KS 6.457% (LIBOR 1 Month + 6.55%), 05/15/2041(f) (o)		7,658	1,472,533
Series 4248, Class SL 5.957% (LIBOR 1 Month + 6.05%), 05/15/2041(f) (o)		691	118,085
Series 4372, Class JS 6.007% (LIBOR 1 Month + 6.10%), 08/15/2044(f) (o)		3,884	817,254
Series 4570, Class ST 5.907% (LIBOR 1 Month + 6.00%), 04/15/2046(f) (o)		1,685	408,793
Series 4735, Class SA 6.107% (LIBOR 1 Month + 6.20%), 12/15/2047(f) (o)		8,390	2,188,820
Series 4763, Class SB 6.907% (LIBOR 1 Month + 7.00%), 03/15/2048(f) (o)		12,914	2,908,476
Series 4774, Class BS 6.107% (LIBOR 1 Month + 6.20%), 02/15/2048(f) (o)		6,847	1,208,373
Series 4774, Class SL 6.107% (LIBOR 1 Month + 6.20%), 04/15/2048(f) (o)		8,952	1,621,375

	Principal Amount (000)		U.S. $ Value

Series 4927, Class SJ 5.961% (LIBOR 1 Month + 6.05%), 11/25/2049(f) (o)	U.S.$	3,633	$768,257
Federal National Mortgage Association REMICs Series 2013-4, Class ST 6.061% (LIBOR 1 Month + 6.15%), 02/25/2043(f) (o)		2,411	493,241
Series 2014-88, Class BS 6.061% (LIBOR 1 Month + 6.15%), 01/25/2045(f) (o)		2,082	475,936
Series 2015-90, Class SA 6.061% (LIBOR 1 Month + 6.15%), 12/25/2045(f) (o)		17,877	4,421,728
Series 2016-69, Class DS 6.011% (LIBOR 1 Month + 6.10%), 10/25/2046(f) (o)		27,671	4,709,858
Series 2017-49, Class SP 6.061% (LIBOR 1 Month + 6.15%), 07/25/2047(f) (o)		2,369	577,868
Series 2018-32, Class SB 6.111% (LIBOR 1 Month + 6.20%), 05/25/2048(f) (o)		4,873	1,169,050
Series 2018-45, Class SL 6.111% (LIBOR 1 Month + 6.20%), 06/25/2048(f) (o)		3,331	844,299
Series 2018-57, Class SL 6.111% (LIBOR 1 Month + 6.20%), 08/25/2048(f) (o)		12,025	2,251,065
Series 2018-58, Class SA 6.111% (LIBOR 1 Month + 6.20%), 08/25/2048(f) (o)		4,748	878,850
Series 2018-59, Class HS 6.111% (LIBOR 1 Month + 6.20%), 08/25/2048(f) (o)		12,527	2,313,904
Series 2019-25, Class SA 5.961% (LIBOR 1 Month + 6.05%), 06/25/2049(f) (o)		4,463	859,593
Series 2019-60, Class SJ 5.961% (LIBOR 1 Month + 6.05%), 10/25/2049(f) (o)		4,168	897,763

			31,722,640

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		999	776,234
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		545	392,237
Series 2007-HY4, Class 1A1 3.032%, 09/25/2047		216	206,572
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.17%, 03/25/2037		123	122,377

	Principal Amount (000)		U.S. $ Value

CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036	U.S.$	370	$227,742
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.848%, 12/28/2037		763	759,754

			2,484,916

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.339% (LIBOR 1 Month + 0.25%), 04/25/2037(f)		386	106,553
Lehman XS Trust Series 2007-10H, Class 2AIO 6.90% (LIBOR 1 Month + 7.00%), 07/25/2037(f) (o)		300	57,670

			164,223

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICs Series 2013-87, Class KI 3.00%, 12/25/2037(p)		1,738	55,623
Series 2016-26, Class IO 5.00%, 05/25/2046(p)		503	86,174

			141,797

Total Collateralized Mortgage Obligations (cost $307,045,040)			312,423,961

EMERGING MARKETS - SOVEREIGNS – 5.1%
Angola – 0.5%
Angolan Government International Bond 8.00%, 11/26/2029(a)		6,780	7,003,740
8.25%, 05/09/2028(a)		460	480,067
9.125%, 11/26/2049(a)		11,122	11,426,465
9.50%, 11/12/2025(a)		4,256	4,691,708

			23,601,980

Bahrain – 0.4%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		7,434	7,287,643
6.75%, 09/20/2029(a)		1,709	1,849,779
7.00%, 10/12/2028(a)		2,107	2,336,795
7.375%, 05/14/2030(a)		1,961	2,188,721
CBB International Sukuk Programme Co. WLL 4.50%, 03/30/2027(a)		1,087	1,136,458
6.25%, 11/14/2024(a)		2,362	2,569,856

			17,369,252

	Principal Amount (000)		U.S. $ Value

Costa Rica – 0.2%
Costa Rica Government International Bond 6.125%, 02/19/2031(a)	U.S.$	4,214	$4,487,383
7.158%, 03/12/2045(a)		4,004	4,249,996

			8,737,379

Dominican Republic – 0.3%
Dominican Republic International Bond 4.50%, 01/30/2030(a)		9,442	9,665,067
4.875%, 09/23/2032(a)		3,361	3,487,038
6.40%, 06/05/2049(a)		2,287	2,486,112

			15,638,217

Ecuador – 0.3%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		626	345,155
0.50%, 07/31/2040(a)		1,114	690,526
1.00%, 07/31/2035(a)		13,152	9,140,444
5.00%, 07/31/2030(a)		2,144	1,881,677

			12,057,802

Egypt – 0.6%
Egypt Government International Bond 5.75%, 05/29/2024(a)		6,333	6,722,084
6.125%, 01/31/2022(a)		1,532	1,558,618
6.20%, 03/01/2024(a)		4,724	5,058,518
6.588%, 02/21/2028(a)		1,000	1,044,563
7.053%, 01/15/2032(a)		2,597	2,644,558
7.50%, 01/31/2027(a)		6,064	6,709,437
7.60%, 03/01/2029(a)		217	235,147
7.625%, 05/29/2032(a)		5,226	5,496,445

			29,469,370

El Salvador – 0.2%
El Salvador Government International Bond 7.125%, 01/20/2050(a)		628	510,446
8.625%, 02/28/2029(a)		7,284	6,849,236

			7,359,682

Ghana – 0.4%
Ghana Government International Bond 6.375%, 02/11/2027(a)		13,133	12,930,259
7.75%, 04/07/2029(a)		2,161	2,177,883
8.625%, 04/07/2034(a)		1,769	1,787,243
8.627%, 06/16/2049(a)		238	225,252
8.95%, 03/26/2051(a)		1,313	1,277,959
10.75%, 10/14/2030(a)		693	863,348

			19,261,944

	Principal Amount (000)		U.S. $ Value

Honduras – 0.0%
Honduras Government International Bond 6.25%, 01/19/2027(a)	U.S.$	1,555	$1,697,671

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	1,195	1,429,352
6.125%, 06/15/2033(a)	U.S.$	1,654	1,783,012
6.375%, 03/03/2028(a)		1,377	1,519,261

			4,731,625

Kenya – 0.2%
Republic of Kenya Government International Bond 6.875%, 06/24/2024(a)		620	678,823
7.00%, 05/22/2027(a)		1,680	1,831,515
7.25%, 02/28/2028(a)		1,639	1,808,841
8.00%, 05/22/2032(a)		3,420	3,853,485

			8,172,664

Lebanon – 0.0%
Lebanon Government International Bond 6.65%, 04/22/2024(a) (i) (n)		507	59,573
6.85%, 03/23/2027(a) (i) (n)		1,053	126,360
Series G 6.60%, 11/27/2026(a) (i) (n)		1,284	154,080

			340,013

Nigeria – 0.3%
Nigeria Government International Bond 5.625%, 06/27/2022		248	256,494
7.625%, 11/21/2025-11/28/2047(a)		11,691	12,766,177
7.696%, 02/23/2038(a)		1,729	1,770,928
7.875%, 02/16/2032(a)		426	455,234

			15,248,833

Oman – 0.4%
Oman Government International Bond 4.875%, 02/01/2025(a)		6,547	6,834,659
5.375%, 03/08/2027(a)		4,550	4,774,088
6.00%, 08/01/2029(a)		4,272	4,541,136
6.25%, 01/25/2031(a)		2,630	2,837,934

			18,987,817

Pakistan – 0.1%
Pakistan Government International Bond 6.00%, 04/08/2026(a)		2,282	2,293,661
6.875%, 12/05/2027(a)		245	250,405
7.375%, 04/08/2031(a)		2,306	2,312,019

			4,856,085

	Principal Amount (000)		U.S. $ Value

Senegal – 0.2%
Senegal Government International Bond 6.25%, 05/23/2033(a)	U.S.$	5,158	$5,442,657
6.75%, 03/13/2048(a)		6,453	6,593,353

			12,036,010

South Africa – 0.6%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		425	439,025
4.85%, 09/30/2029		9,846	10,398,607
5.65%, 09/27/2047		2,762	2,797,043
5.75%, 09/30/2049		10,390	10,557,539
5.875%, 06/22/2030(c)		2,797	3,174,245
6.30%, 06/22/2048(c)		2,368	2,580,084

			29,946,543

Sri Lanka – 0.0%
Sri Lanka Government International Bond 6.20%, 05/11/2027(a)		285	175,328

Ukraine – 0.3%
State Agency of Roads of Ukraine 6.25%, 06/24/2028(a)		7,856	7,799,535
Ukraine Government International Bond 7.253%, 03/15/2033(a)		4,689	4,827,619
7.375%, 09/25/2032(a)		3,586	3,730,112

			16,357,266

Total Emerging Markets - Sovereigns (cost $234,957,433)			246,045,481

GOVERNMENTS - SOVEREIGN AGENCIES – 4.0%
Canada – 4.0%
Canada Housing Trust No. 1 1.95%, 12/15/2025(a) (cost $192,179,947)	CAD	231,855	193,579,226

COLLATERALIZED LOAN OBLIGATIONS – 2.7%
CLO - Floating Rate – 2.7%
Apidos CLO Series 2017-26A, Class D 6.234% (LIBOR 3 Month + 6.10%), 07/18/2029(a) (f)	U.S.$	550	533,932
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.134% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (f)		9,437	9,444,475
Balboa Bay Loan Funding Series 2021-1A, Class D 3.19% (LIBOR 3 Month + 3.05%), 07/20/2034(a) (f)		2,750	2,747,597

	Principal Amount (000)		U.S. $ Value

Balboa Bay Loan Funding Ltd. Series 2020-1A, Class D 4.134% (LIBOR 3 Month + 4.00%), 01/20/2032(a) (f)	U.S.$	1,900	$1,907,241
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 3.266% (LIBOR 3 Month + 3.10%), 04/15/2034(a) (f)		2,750	2,747,635
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 1.926% (LIBOR 3 Month + 1.75%), 04/26/2031(a) (f)		5,300	5,276,484
BlueMountain Fuji US CLO Ltd. Series 2017-2A, Class D 6.284% (LIBOR 3 Month + 6.15%), 10/20/2030(a) (f)		3,300	3,226,235
CBAM Ltd. Series 2018-7A, Class B1 1.734% (LIBOR 3 Month + 1.60%), 07/20/2031(a) (f)		1,996	1,996,176
CIFC Funding 2020-IV Ltd. Series 2020-4A, Class D 3.526% (LIBOR 3 Month + 3.40%), 01/15/2034(a) (f)		300	301,126
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 6.434% (LIBOR 3 Month + 6.30%), 07/18/2030(a) (f)		605	604,302
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.084% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (f)		1,480	1,482,771
Dryden CLO Ltd. Series 2020-78A, Class D 3.134% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (f)		6,824	6,838,285
Elevation CLO Ltd. Series 2020-11A, Class D1 3.976% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (f)		4,490	4,483,678
Elmwood CLO VII Ltd. Series 2020-4A, Class D 3.734% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (f)		4,200	4,227,308
Elmwood CLO VIII Ltd. Series 2021-1A, Class D1 3.134% (LIBOR 3 Month + 3.00%), 01/20/2034(a) (f)		1,000	996,813
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 3.13% (LIBOR 3 Month + 3.00%), 10/29/2029(a) (f)		2,815	2,806,620

	Principal Amount (000)		U.S. $ Value

Greywolf CLO VI Ltd. Series 2018-1A, Class A2 1.755% (LIBOR 3 Month + 1.63%), 04/26/2031(a) (f)	U.S.$	5,300	$5,300,249
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 1.934% (LIBOR 3 Month + 1.80%), 07/21/2031(a) (f)		1,826	1,825,877
Series 2018-1A, Class C 3.334% (LIBOR 3 Month + 3.20%), 07/21/2031(a) (f)		2,000	1,921,800
Kayne CLO 7 Ltd. Series 2020-7A, Class A1 1.334% (LIBOR 3 Month + 1.20%), 04/17/2033(a) (f)		2,663	2,670,902
Madison Park Funding LI Ltd. Series 2021-51A, Class D 3.20% (LIBOR 3 Month + 3.05%), 07/19/2034(a) (f)		3,650	3,646,825
Magnetite XXV Ltd. Series 2020-25A, Class D 3.425% (LIBOR 3 Month + 3.30%), 01/25/2032(a) (f)		3,000	3,007,368
Marble Point CLO XI Ltd. Series 2017-2A, Class A 1.314% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (f)		2,400	2,400,491
Northwoods Capital Ltd. Series 2018-12BA, Class B 1.969% (LIBOR 3 Month + 1.85%), 06/15/2031(a) (f)		1,350	1,321,103
OCP CLO Ltd. Series 2021-21A, Class D 3.126% (LIBOR 3 Month + 2.95%), 07/20/2034(a) (f)		4,750	4,745,905
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.225% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (f)		6,571	6,556,794
OZLM Ltd. Series 2014-7RA, Class CR 3.134% (LIBOR 3 Month + 3.00%), 07/17/2029(a) (f)		1,000	982,436
Series 2018-18A, Class B 1.676% (LIBOR 3 Month + 1.55%), 04/15/2031(a) (f)		5,450	5,438,473
Rockford Tower CLO Ltd. Series 2017-2A, Class DR 2.976% (LIBOR 3 Month + 2.85%), 10/15/2029(a) (f)		4,444	4,444,592
Series 2017-3A, Class A 1.324% (LIBOR 3 Month + 1.19%), 10/20/2030(a) (f)		1,931	1,931,143
Series 2021-2A, Class D 3.40% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (f)		950	950,387

	Principal Amount (000)		U.S. $ Value

Romark CLO III Ltd. Series 2019-3A, Class A2 2.196% (LIBOR 3 Month + 2.07%), 07/15/2032(a) (f)	U.S.$	4,450	$4,450,356
Series 2019-3A, Class B 2.926% (LIBOR 3 Month + 2.80%), 07/15/2032(a) (f)		600	600,379
Signal Peak CLO 2 LLC Series 2015-1A, Class AR2 1.114% (LIBOR 3 Month + 0.98%), 04/20/2029(a) (f)		4,559	4,564,020
Sixth Street CLO XVII Ltd. Series 2021-17A, Class D 3.319% (LIBOR 3 Month + 3.15%), 01/20/2034(a) (f)		2,400	2,399,748
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.126% (LIBOR 3 Month + 1.00%), 04/15/2031(a) (f)		7,931	7,937,258
Venture CLO Ltd. Series 2017-27A, Class D 4.134% (LIBOR 3 Month + 4.00%), 07/20/2030(a) (f)		1,591	1,592,248
Voya CLO Ltd. Series 2019-1A, Class DR 2.976% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (f)		4,595	4,595,266
York CLO-7 Ltd. Series 2019-2A, Class A1 1.508% (LIBOR 3 Month + 1.37%), 01/22/2033(a) (f)		4,400	4,403,238

Total Collateralized Loan Obligations (cost $126,887,791)			127,307,536

BANK LOANS – 2.5%
Industrial – 2.2%
Basic – 0.0%
Nouryon Finance B.V. (aka AkzoNobel) 2.835% (LIBOR 1 Month + 2.75%), 10/01/2025(q)		140	137,814

Capital Goods – 0.2%
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(q)		4,810	4,819,747
Granite Generation LLC 4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(k) (q)		3,571	3,562,298

			8,382,045

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.0%
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.092% (LIBOR 1 Month + 3.00%), 05/01/2026(q)	U.S.$	222	$218,794
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(q)		920	916,495

			1,135,289

Communications - Telecommunications – 0.3%
Crown Subsea Communications Holding, Inc. 5.750% (LIBOR 1 Month + 5.00%), 04/27/2027(q)		4,543	4,567,775
DIRECTV Financing, LLC 07/22/2027(r)		2,280	2,274,596
Proofpoint, Inc. 06/08/2029(k) (r)		6,000	6,075,000
Zacapa SARL 4.703% (LIBOR 3 Month + 4.50%), 07/02/2025(q)		3,324	3,326,856

			16,244,227

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 3.342% (LIBOR 1 Month + 3.25%), 04/30/2026(q)		373	369,229

Consumer Cyclical - Other – 0.2%
Caesars Resort Collection, LLC 2.842% (LIBOR 1 Month + 2.75%), 12/23/2024(q)		4,530	4,475,146
Golden Nugget Online Gaming, Inc. 13.000% (LIBOR 3 Month + 12.00%), 10/04/2023(k) (q)		111	122,085
Scientific Games International, Inc. 2.842% (LIBOR 1 Month + 2.75%), 08/14/2024(q)		2,551	2,509,947

			7,107,178

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (aka Arby’s/Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(q)		557	553,571
Whatabrands LLC 2.839% (LIBOR 1 Month + 2.75%), 07/31/2026(q)		556	554,618

			1,108,189

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group, LLC 5.000% (LIBOR 3 Month + 4.25%), 03/06/2028(q)	U.S.$	1,204	$1,205,000
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(q)		4,370	4,365,630

			5,570,630

Consumer Non-Cyclical – 0.4%
Aldevron, LLC 4.250% (LIBOR 1 Month + 3.25%), 10/12/2026(q)		2,577	2,570,228
Alphabet Holding Company, Inc. (aka Nature’s Bounty) 7.842% (LIBOR 1 Month + 7.75%), 09/26/2025(q)		1,542	1,541,896
Global Medical Response, Inc. (aka Air Medical) 5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(q)		1,146	1,144,676
Kronos Acquisition Holdings Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(q)		1,900	1,877,378
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.842% (LIBOR 1 Month + 3.75%), 11/16/2025(q)		1,018	1,009,106
Padagis LLC 5.250% (LIBOR 3 Month + 4.75%), 07/06/2028(k) (q)		1,420	1,421,775
U.S. Renal Care, Inc. 5.125% (LIBOR 1 Month + 5.00%), 06/26/2026(q)		10,255	10,281,607

			19,846,666

Energy – 0.1%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(q)		1,591	1,592,275
Enviva Holdings, LP 6.500% (LIBOR 3 Month + 5.50%), 02/17/2026(k) (q)		4,793	4,769,023

			6,361,298

Other Industrial – 0.1%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.00%), 09/01/2023(q)		292	291,168
8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(q)		655	653,816
8.500% (LIBOR 3 Month + 7.50%), 09/02/2024		73	73,231

	Principal Amount (000)		U.S. $ Value

Dealer Tire, LLC 4.342% (LIBOR 1 Month + 4.25%), 12/12/2025(q)	U.S.$	1,310	$1,306,775
KAR Auction Services, Inc. 2.375% (LIBOR 1 Month + 2.25%), 09/19/2026(k) (q)		199	195,206
Rockwood Service Corporation 4.092% (LIBOR 1 Month + 4.00%), 01/23/2027(k) (q)		176	175,986

			2,696,182

Services – 0.2%
Amentum Government Services Holdings LLC 3.592% (LIBOR 1 Month + 3.50%), 01/29/2027(q)		446	442,021
Parexel International Corporation 2.842% (LIBOR 1 Month + 2.75%), 09/27/2024(q)		2,660	2,649,598
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(q)		2,628	2,537,487
Veritas US Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(q)		1,945	1,939,620

			7,568,726

Technology – 0.6%
athenahealth, Inc. 4.410% (LIBOR 3 Month + 4.25%), 02/11/2026(q)		4,948	4,941,328
Boxer Parent Company, Inc. (aka BMC Software, Inc.) 3.842% (LIBOR 1 Month + 3.75%), 10/02/2025(q)		3,433	3,401,800
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(q)		9,760	9,567,826
Peraton Corp. 4.500% (LIBOR 1 Month + 3.75%), 02/01/2028(q)		1,656	1,653,267
Presidio Holdings, Inc. 3.600% (LIBOR 1 Month + 3.50%), 01/22/2027(q)		89	88,367
3.630% (LIBOR 3 Month + 3.50%), 01/22/2027		1,542	1,531,698

	Principal Amount (000)		U.S. $ Value

Veritas US Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(q)	U.S.$	5,717	$5,748,937

			26,933,223

			103,460,696

Financial Institutions – 0.2%
Insurance – 0.2%
Hub International Limited 4.000% (LIBOR 2 Month + 3.25%), 04/25/2025(q)		7	7,137
4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(q)		2,841	2,833,541
Jones DesLauriers Insurance Management, Inc. 1.000%, 03/26/2029(k)	CAD	593	477,367
8.000% (CDOR 3 Month + 7.50%), 03/26/2029(k) (q)		5,923	4,771,253
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.842% (LIBOR 1 Month + 3.75%), 09/03/2026(q)	U.S.$	2,237	2,216,758

			10,306,056

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(q)		3,885	3,778,497

Total Bank Loans (cost $116,582,862)			117,545,249

EMERGING MARKETS - CORPORATE BONDS – 2.4%
Industrial – 2.2%
Basic – 0.7%
Braskem Idesa SAPI 7.45%, 11/15/2029(a)		2,459	2,542,606
Consolidated Energy Finance SA 6.875%, 06/15/2025(a)		787	799,482
CSN Resources SA 4.625%, 06/10/2031(a)		4,293	4,437,889
7.625%, 04/17/2026(a)		1,967	2,092,396
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		4,117	4,447,183
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		2,310	2,503,463
7.25%, 04/01/2023(a)		1,952	1,989,210
7.50%, 04/01/2025(a)		410	425,247
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		4,123	4,308,020
OCP SA 3.75%, 06/23/2031(a)		1,011	1,023,953

	Principal Amount (000)		U.S. $ Value

Sasol Financing USA LLC 5.875%, 03/27/2024	U.S.$	1,467	$1,552,544
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		4,716	4,965,948
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		667	639,903

			31,727,844

Capital Goods – 0.2%
Cemex SAB de CV 5.125%, 06/08/2026(a) (g)		2,796	2,914,299
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,430	4,674,758
6.95%, 01/17/2028(a)		2,058	2,321,424
Klabin Austria Gmbh 7.00%, 04/03/2049(a)		1,084	1,373,211
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058 (a)		5,578	52,994

			11,336,686

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		996	1,028,557
VTR Finance NV 6.375%, 07/15/2028(a)		541	573,914

			1,602,471

Communications - Telecommunications – 0.2%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		247	262,104
7.50%, 10/15/2026(a)		893	932,408
Digicel Group Holdings Ltd. 7.00%, 08/16/2021(g) (l) (m)		81	63,485
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(a) (l)		495	427,899
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(l)		7,104	6,906,363
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		339	352,594

			8,944,853

Consumer Cyclical - Other – 0.2%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		200	206,750
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		895	920,060
5.375%, 05/15/2024(a)		569	581,376
5.875%, 05/15/2026(a)		598	622,406
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		1,088	1,132,336
6.50%, 01/15/2028(a)		998	1,050,395

	Principal Amount (000)		U.S. $ Value

Wynn Macau Ltd.
5.50%, 01/15/2026(a)	U.S.$	2,168	$2,235,750
5.625%, 08/26/2028(a)		1,919	1,966,975

			8,716,048

Consumer Non-Cyclical – 0.2%
BRF GmbH 4.35%, 09/29/2026(a)		941	989,403
BRF SA 4.875%, 01/24/2030(a)		4,401	4,556,135
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		2,828	2,896,579
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(h) (i) (k) (l) (m) (n)		867	8,756
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		609	658,215
Virgolino de Oliveira Finance SA
10.50%, 01/28/2018(i) (j) (m)		4,738	47,499
10.875%, 01/13/2020(i) (j) (m)		750	93,750
11.75%, 02/09/2022(i) (m) (n)		1,690	8,471

			9,258,808

Energy – 0.7%
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(a)		1,998	1,771,007
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,306	1,414,398
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		1,388	1,343,324
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		3,902	4,063,384
6.125%, 06/30/2025(a)		1,763	1,917,896
Medco Oak Tree Pte Ltd. 7.375%, 05/14/2026(a)		1,031	1,095,631
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		3,831	3,953,832
MV24 Capital BV 6.748%, 06/01/2034(a)		1,673	1,819,731
Peru LNG Srl 5.375%, 03/22/2030(a)		4,493	3,459,610
Petrobras Global Finance BV 6.90%, 03/19/2049		7,273	8,509,773
SEPLAT Energy PLC 7.75%, 04/01/2026(a)		2,065	2,144,915
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		602	602,188

			32,095,689

	Principal Amount (000)		U.S. $ Value

Services – 0.0%
StoneCo Ltd. 3.95%, 06/16/2028(a)	U.S.$	736	$728,640

			104,411,039

Utility – 0.1%
Electric – 0.1%
AES Gener SA 6.35%, 10/07/2079(a)		1,816	1,913,610
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		1,845	1,864,003
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(a)		820	929,284
Terraform Global Operating LLC 6.125%, 03/01/2026(m)		289	297,491

			5,004,388

Financial Institutions – 0.1%
Banking – 0.0%
Fidelity Bank PLC 10.50%, 10/16/2022(a)		575	615,717

Insurance – 0.1%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a) (l)		1,860	1,969,419

Other Finance – 0.0%
OEC Finance Ltd.
4.375%, 10/25/2029(a) (l)		3,532	355,188
5.25%, 12/27/2033(a) (l)		1,130	114,886

			470,074

			3,055,210

Total Emerging Markets - Corporate Bonds (cost $123,276,731)			112,470,637

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.9%
Non-Agency Fixed Rate CMBS – 1.5%
Banc of America Commercial Mortgage Trust Series 2016-UB10, Class C 4.857%, 07/15/2049		372	407,745
BANK Series 2020-BN25, Class XA 0.886%, 01/15/2063(p)		65,767	4,244,264
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.342%, 05/15/2052(p)		10,883	955,149

	Principal Amount (000)		U.S. $ Value

Benchmark Mortgage Trust Series 2019-B13, Class XA 1.129%, 08/15/2057(p)	U.S.$	44,341	$3,182,637
CD Mortgage Trust Series 2017-CD3, Class XA 1.00%, 02/10/2050(p)		14,494	646,259
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.637%, 05/10/2058(p)		13,564	854,823
Citigroup Commercial Mortgage Trust Series 2013-GC15, Class C 5.18%, 09/10/2046		516	540,860
Series 2016-C3, Class XA 1.127%, 11/15/2049(p)		36,437	1,458,747
Commercial Mortgage Trust
Series 2014-CR15, Class XA 0.716%, 02/10/2047(p)		33,893	562,477
Series 2015-CR27, Class XA 0.913%, 10/10/2048(p)		6,417	217,545
CSAIL Commercial Mortgage Trust Series 2015-C1, Class D 3.763%, 04/15/2050(a)		670	492,161
Series 2019-C15, Class B 4.476%, 03/15/2052		960	1,098,124
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.184%, 08/10/2044(a)		375	315,000
Series 2011-GC5, Class D 5.184%, 08/10/2044(a)		14,025	7,152,791
Series 2016-GS3, Class XA 1.216%, 10/10/2049(p)		31,357	1,604,065
Series 2019-GC39, Class XA 1.136%, 05/10/2052(p)		15,696	1,059,345
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		1,599	1,713,665
Series 2014-C24, Class C 4.197%, 11/15/2047		5,869	5,761,993
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class XA 1.13%, 07/15/2050(p)		10,613	477,343
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class XA 0.94%, 11/13/2052(p)		37,220	2,334,686
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class B 3.977%, 10/15/2045(a)		2,411	2,417,345
Series 2012-C8, Class E 4.669%, 10/15/2045(a)		2,103	1,802,706
Series 2012-LC9, Class E 4.414%, 12/15/2047(a)		7,500	6,272,269

	Principal Amount (000)		U.S. $ Value

Series 2012-LC9, Class G 4.414%, 12/15/2047(a)	U.S.$	831	$600,384
Series 2016-JP2, Class XA 1.789%, 08/15/2049(p)		15,895	1,137,566
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		1,067	571,516
LCCM Series 2017-LC26, Class XA 1.413%, 07/12/2050(a) (p)		44,631	2,618,136
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 4.11%, 05/15/2046(a)		680	622,569
Series 2014-C18, Class C 4.525%, 10/15/2047		4,408	4,604,016
Series 2015-C22, Class XA 1.023%, 04/15/2048(p)		11,957	340,300
UBS Commercial Mortgage Trust Series 2012-C1, Class D 5.551%, 05/10/2045(a)		2,000	1,910,138
Series 2017-C1, Class XA 1.521%, 06/15/2050(p)		8,138	547,960
Series 2019-C16, Class XA 1.554%, 04/15/2052(p)		16,796	1,540,374
Series 2019-C18, Class XA 1.038%, 12/15/2052(p)		44,270	2,891,209
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(a)		2,414	2,452,757
Series 2013-C5, Class C 4.082%, 03/10/2046(a)		782	778,804
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XA 1.309%, 04/15/2050(p)		8,154	264,858
Series 2016-C36, Class XA 1.259%, 11/15/2059(p)		48,135	2,455,014
Series 2016-LC24, Class XA 1.648%, 10/15/2049(p)		29,508	1,968,999
Series 2016-LC25, Class XA 0.961%, 12/15/2059(p)		19,591	665,911
Series 2019-C52, Class XA 1.614%, 08/15/2052(p)		19,907	2,017,214
WFRBS Commercial Mortgage Trust Series 2011-C4, Class E 4.964%, 06/15/2044(a)		489	308,309
Series 2014-LC14, Class C 4.344%, 03/15/2047		134	141,536

			74,009,569

Non-Agency Floating Rate CMBS – 0.4%
BFLD Series 2019-DPLO, Class E 2.333% (LIBOR 1 Month + 2.24%), 10/15/2034(a) (f)		11,227	11,170,621

	Principal Amount (000)		U.S. $ Value

DBWF Mortgage Trust Series 2018-GLKS, Class E 3.107% (LIBOR 1 Month + 3.02%), 12/19/2030(a) (f)	U.S.$	1,994	$1,988,916
Great Wolf Trust Series 2019-WOLF, Class D 2.026% (LIBOR 1 Month + 1.93%), 12/15/2036(a) (f)		5,005	4,987,692
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 4.093% (LIBOR 1 Month + 4.00%), 05/15/2036(a) (f)		1,651	1,179,241

			19,326,470

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.118%, 11/16/2045(p)		151	352

Total Commercial Mortgage-Backed Securities (cost $102,869,436)			93,336,391

EMERGING MARKETS - TREASURIES – 1.8%
Brazil – 1.8%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023-01/01/2025 (cost $89,936,218)	BRL	426,115	84,073,000

GOVERNMENTS - SOVEREIGN BONDS – 1.2%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	864	845,262
3.25%, 04/22/2032		8,612	8,435,454
5.625%, 02/26/2044		1,372	1,530,037
6.125%, 01/18/2041		3,473	4,079,256
7.375%, 09/18/2037		790	1,024,432

			15,914,441

Israel – 0.2%
Israel Government International Bond 2.75%, 07/03/2030		7,916	8,522,069

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		1,205	1,332,881
4.75%, 04/27/2032		2,706	3,106,488

			4,439,369

Panama – 0.1%
Panama Notas del Tesoro 3.75%, 04/17/2026		5,330	5,735,080

	Principal Amount (000)		U.S. $ Value

Peru – 0.0%
Peruvian Government International Bond 2.392%, 01/23/2026	U.S.$	247	$252,758
2.783%, 01/23/2031		719	721,607

			974,365

Qatar – 0.2%
Qatar Government International Bond 3.375%, 03/14/2024(a)		4,399	4,714,628
3.40%, 04/16/2025(a)		1,074	1,167,505
3.75%, 04/16/2030(a)		1,810	2,057,517
3.875%, 04/23/2023(a)		861	911,638

			8,851,288

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)		3,031	3,243,170
3.25%, 10/22/2030(a)		3,774	4,079,694

			7,322,864

United Arab Emirates – 0.2%
Abu Dhabi Government International Bond 2.50%, 04/16/2025(a)		2,587	2,751,436
3.125%, 04/16/2030(a)		4,640	5,076,160

			7,827,596

Total Governments - Sovereign Bonds (cost $56,385,393)			59,587,072

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Bahrain – 0.1%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(a)		668	740,770
8.375%, 11/07/2028(a)		3,912	4,534,986

			5,275,756

Chile – 0.0%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		212	231,928
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		200	217,320

			449,248

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)		2,044	2,242,651
5.71%, 11/15/2023(a)		277	304,925

			2,547,576

	Principal Amount (000)		U.S. $ Value

Kazakhstan – 0.1%
KazMunayGas National Co. JSC 4.75%, 04/24/2025(a)	U.S.$	768	$857,664
5.375%, 04/24/2030(a)		1,940	2,308,600

			3,166,264

Malaysia – 0.1%
Petronas Capital Ltd. 3.50%, 04/21/2030(a)		3,739	4,093,868

Mexico – 0.8%
Petroleos Mexicanos 5.95%, 01/28/2031		13,565	13,283,526
6.49%, 01/23/2027		1,455	1,540,045
6.50%, 01/23/2029		403	416,762
6.75%, 09/21/2047		10,176	9,020,515
6.84%, 01/23/2030		2,368	2,461,418
6.95%, 01/28/2060		4,846	4,312,455
7.69%, 01/23/2050		5,255	5,088,154

			36,122,875

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/2048(a)		1,003	1,158,978

South Africa – 0.0%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(a)		1,169	1,224,235

Ukraine – 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026 (a)		2,168	2,210,412

United Arab Emirates – 0.0%
DP World Crescent Ltd. 3.875%, 07/18/2029(a)		296	321,160
DP World PLC 5.625%, 09/25/2048(a)		696	871,958

			1,193,118

Total Quasi-Sovereigns (cost $51,937,991)			57,442,330

ASSET-BACKED SECURITIES – 1.0%
Other ABS - Fixed Rate – 0.6%
CLUB Credit Trust Series 2017-P2, Class C 4.91%, 01/15/2024(a)		583	585,926
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-20, Class PT 11.904%, 11/16/2043(m)		653	656,533
Series 2019-36, Class PT 13.592%, 10/17/2044(m)		1,084	1,095,110
Series 2019-43, Class PT 6.998%, 11/15/2044(m)		535	530,010

	Principal Amount (000)		U.S. $ Value

Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class C 5.21%, 07/15/2025(a)	U.S.$	2,182	$2,217,315
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		3,010	3,040,878
Series 2018-4A, Class C 4.91%, 12/15/2028(a)		558	562,918
Series 2019-2A, Class C 4.11%, 07/16/2029(a)		2,692	2,747,323
Series 2019-3A, Class C 3.79%, 09/17/2029(a)		4,413	4,510,060
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(h) (k) (m)		1,023	488,297
Series 2016-5, Class R Zero Coupon, 09/25/2028(h) (k) (m)		24	440,882
Series 2017-5, Class R1 Zero Coupon, 09/25/2026(h) (k) (m)		17	334,380
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(h) (k) (m)		37	1,017,653
Series 2018-2, Class C 4.25%, 04/26/2027(a)		1,400	1,438,630
Series 2019-2, Class D 4.20%, 04/25/2028(a)		1,000	1,034,543
Series 2019-3, Class D 3.89%, 05/25/2028(a)		5,378	5,550,874
Series 2019-4, Class D 3.48%, 08/25/2028(a)		3,000	3,067,390

			29,318,722

Autos - Fixed Rate – 0.4%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C 4.73%, 09/20/2024(a)		2,372	2,521,041
CPS Auto Receivables Trust Series 2016-C, Class E 8.39%, 09/15/2023(a)		1,445	1,448,666
CPS Auto Trust Series 2017-A, Class E 7.07%, 04/15/2024(a)		4,200	4,309,630
Exeter Automobile Receivables Trust Series 2017-1A, Class D 6.20%, 11/15/2023(a)		1,759	1,778,447
First Investors Auto Owner Trust Series 2017-1A, Class E 5.86%, 11/15/2023(a)		450	451,834

	Principal Amount (000)		U.S. $ Value

Flagship Credit Auto Trust Series 2017-1, Class E
6.46%, 12/15/2023(a)	U.S.$	1,000	$1,020,410
Series 2018-3, Class D 4.15%, 12/16/2024(a)		670	701,658
Series 2019-4, Class E 4.11%, 03/15/2027(a)		2,970	3,147,001
Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 04/15/2025(a)		2,551	2,646,603

			18,025,290

Total Asset-Backed Securities (cost $51,039,601)			47,344,012

AGENCIES – 0.9%
Agency Debentures – 0.9%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	13,061,007
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032		10,400	15,549,144
6.75%, 03/15/2031		4,000	5,952,560
Series GDIF 6.75%, 09/15/2029		4,606	6,637,292

Total Agencies (cost $35,823,451)			41,200,003

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.7%
Canada – 0.7%
Province of Alberta Canada 3.40%, 12/01/2023	CAD	5,934	5,061,261
Province of British Columbia Canada Series T 9.00%, 08/23/2024		3,539	3,541,610
Province of Quebec Canada 8.50%, 04/01/2026		12,134	12,964,881
Province of Saskatchewan Canada 3.20%, 06/03/2024		12,746	10,919,407

Total Local Governments - Provincial Bonds (cost $29,576,738)			32,487,159

		Shares

COMMON STOCKS – 0.3%
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Berry Corp.		137,884	765,256
Bonanza Creek Energy, Inc.		5,127	197,236
Denbury, Inc.(i)		13,032	856,333
Diamond Offshore Drilling, Inc.(h) (i) (m)		130,664	757,851
Golden Energy Offshore Services AS(i)		1,497,659	137,310
Gulfport Energy Operating Corp.(i) (k) (s)		5	24,000
Gulfport Energy Operating Corp.		35,393	2,417,342
Paragon Litigation - Class A(i) (k)		10,360	1,036
Paragon Litigation - Class B(i) (k)		15,538	155,380
SandRidge Energy, Inc.(i)		105	628

Company	Shares	U.S. $ Value

Vantage Drilling International(i)	16,001	$49,603
Whiting Petroleum Corp.(i)	12,942	606,980

		5,968,955

Consumer Discretionary – 0.1%
Auto Components – 0.1%
ATD New Holdings, Inc.(i) (k)	29,486	1,764,236
Exide Corp.(i) (k)	497	1,080,975

		2,845,211

Internet & Catalog Retail – 0.0%
GOLO Mobile, Inc.(i)	30,264	1,091

		2,846,302

Information Technology – 0.1%
Software – 0.1%
Monitronics International, Inc.(i)	68,348	621,283
Paysafe AG Tracker(i) (k)	79,682	0
Paysafe Ltd.(i)	100,908	1,088,798

		1,710,081

Consumer Staples – 0.0%
Food & Staples Retailing – 0.0%
Southeastern Grocers, Inc.(h) (i) (k)	71,086	1,421,720

Communication Services – 0.0%
Media – 0.0%
iHeartMedia, Inc. - Class A(i)	14,385	371,852

Total Common Stocks (cost $16,480,147)		12,318,910

PREFERRED STOCKS – 0.2%
Financial Institutions – 0.1%
Banking – 0.1%
US Bancorp Series F 6.50%	187,450	4,853,081

Industrial – 0.1%
Auto Components – 0.1%
Exide Corp. 0.00%(h) (i) (k)	3,093	2,489,865

Energy – 0.0%
Gulfport Energy Operating Corp. 10.00% (10.00% Cash or 15.00% PIK)(k) (l) (s)	105	504,000

		2,993,865

Total Preferred Stocks (cost $7,328,720)		7,846,946

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
Texas Transportation Commission State Highway Fund Series 2010B 5.178%, 04/01/2030 (cost $2,560,000)	U.S.$	2,560	$3,199,859

		Shares
WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(i)		2,936	14,680
Encore Automotive Acceptance, expiring 07/05/2031(h) (i) (k)		12	0
Flexpath Capital, Inc., expiring 04/15/2031(h) (i) (k)		17,195	0
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(i)		1,080	19
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(i)		2,566	46

Total Warrants (cost $3)			14,745

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(t) (u) (v) (cost $30,778,476)		30,778,476	30,778,476

Total Investments – 133.0% (cost $6,224,468,261)(w)			6,351,608,314
Other assets less liabilities – (33.0)%			(1,576,776,479)

Net Assets – 100.0%			$4,774,831,835

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Long Gilt Futures	13	September 2021	$2,345,307	$48,956
U.S. T-Note 5 Yr (CBT) Futures	1,527	September 2021	190,027,993	1,174,328
U.S. T-Note 10 Yr (CBT) Futures	1,653	September 2021	222,251,016	4,154,187
U.S. Ultra Bond (CBT) Futures	514	September 2021	102,559,063	3,526,437
Sold Contracts
Euro Buxl 30 Yr Bond Futures	16	September 2021	4,081,457	(297,243)
Euro-BOBL Futures	24	September 2021	3,853,698	(36,901)
Euro-Bund Futures	54	September 2021	11,310,628	(315,860)
Euro-Schatz Futures	338	September 2021	45,048,998	(78,539)
U.S. 10 Yr Ultra Futures	1,712	September 2021	257,228,000	(4,049,473)
U.S. T-Note 2 Yr (CBT) Futures	1,434	September 2021	316,421,063	(40,997)

				$4,084,895

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	4,741	EUR	3,972	08/03/2021	$(29,123)
Australia and New Zealand Banking Group Ltd.	AUD	150,952	USD	116,977	08/25/2021	6,189,505
Bank of America, NA	RUB	3,986,167	USD	53,386	09/30/2021	(593,338)
Citibank, NA	GBP	1,234	USD	1,738	08/26/2021	22,308
Citibank, NA	MXN	735,624	USD	36,275	08/27/2021	(562,310)
Deutsche Bank AG	BRL	467,032	USD	94,245	08/03/2021	4,573,607
Deutsche Bank AG	USD	91,189	BRL	467,032	08/03/2021	(1,517,113)
HSBC Bank USA	EUR	79,599	USD	97,646	08/03/2021	3,221,574
HSBC Bank USA	IDR	23,323,000	USD	1,584	10/15/2021	(17,710)
Morgan Stanley Capital Services, Inc.	CAD	290,701	USD	233,248	09/24/2021	242,444
Natwest Markets PLC	BRL	467,032	USD	91,189	08/03/2021	1,517,114
Natwest Markets PLC	USD	90,388	BRL	467,032	08/03/2021	(715,881)
Natwest Markets PLC	BRL	467,032	USD	90,022	09/02/2021	713,891
Natwest Markets PLC	COP	134,121,322	USD	34,673	09/16/2021	168,799
State Street Bank & Trust Co.	USD	4,501	EUR	3,791	08/03/2021	(4,314)
State Street Bank & Trust Co.	ZAR	1,022	USD	73	09/16/2021	4,065
State Street Bank & Trust Co.	EUR	71,571	USD	85,059	11/08/2021	(6,900)

						$13,206,618

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put
OTC – 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.20%	08/20/2021	USD75,597	$699,272	$(855,543)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	(5.00)%	Quarterly	2.75%	USD	3,906	$(377,587)	$(363,442)	$(14,145)
Sale Contracts
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.93	USD	16,722	1,624,245	1,476,240	148,005
iTraxxx Xover Series 35, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.36	EUR	13,220	1,975,108	1,593,458	381,650
Russian Federation, 7.500%, 03/31/2030, 06/20/2026*	1.00	Quarterly	0.88	USD	5,872	41,947	(33,032)	74,979

						$3,263,713	$2,673,224	$590,489

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	109,350	04/20/2023	2.850%	3 Month LIBOR	Semi-Annual/ Quarterly	$(5,814,106)	$—	$(5,814,106)
USD	46,860	04/02/2024	2.851%	3 Month LIBOR	Semi-Annual/ Quarterly	(3,495,293)	—	(3,495,293)
USD	30,755	02/10/2025	2.034%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,863,033)	—	(1,863,033)
USD	6,010	06/09/2025	2.491%	3 Month LIBOR	Semi-Annual/ Quarterly	(449,264)	—	(449,264)
USD	10,000	01/11/2027	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	(775,830)	—	(775,830)
USD	11,920	04/26/2027	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,005,628)	—	(1,005,628)

						$(13,403,154)	$—	$(13,403,154)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	10.00%	USD	4,841	$(2,174,435)	$(116,385)	$(2,058,050)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	3,873	(1,739,548)	(575,077)	(1,164,471)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	12,000	(3,165,800)	(1,477,170)	(1,688,630)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	643	(169,634)	(70,578)	(99,056)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5,000	(1,318,667)	(590,423)	(728,244)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	162	(42,791)	(9,941)	(32,850)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5,300	(1,397,787)	(322,403)	(1,075,384)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9,557	(2,520,500)	(937,938)	(1,582,562)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9,557	(2,520,499)	(928,498)	(1,592,001)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9,557	(2,520,499)	(928,498)	(1,592,001)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,529	(403,248)	(150,926)	(252,322)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,250	(857,134)	(326,019)	(531,115)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	13,500	(3,560,400)	(1,160,310)	(2,400,090)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5,000	(1,318,666)	(497,653)	(821,013)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5,000	(1,318,667)	(490,454)	(828,213)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	11,206	(2,955,396)	(678,253)	(2,277,143)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9,564	(2,522,346)	(583,086)	(1,939,260)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	2,227	$(587,706)	$(540,009)	$(47,697)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,227	(587,705)	(534,608)	(53,097)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,969	(783,519)	(712,731)	(70,788)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,187	(313,249)	(310,853)	(2,396)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	13,543	(3,571,740)	(1,129,971)	(2,441,769)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9,029	(2,381,249)	(757,147)	(1,624,102)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,146	(302,239)	(177,748)	(124,491)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	15,000	(1,318,667)	(411,174)	(907,493)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	1,136	(99,804)	(44,505)	(55,299)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	567	(49,814)	(21,800)	(28,014)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	2,839	(249,422)	(109,152)	(140,270)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	6,500	(571,061)	(340,680)	(230,381)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9,220	(2,431,621)	(1,082,130)	(1,349,491)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	17,343	(4,575,372)	(2,085,747)	(2,489,625)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	23,700	(2,082,176)	(1,007,651)	(1,074,525)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	15,975	(7,175,636)	(3,503,774)	(3,671,862)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	10,000	$(2,637,333)	$(1,538,185)	$(1,099,148)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	20,000	(5,274,667)	(2,804,126)	(2,470,541)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	11,909	(3,141,793)	(1,341,969)	(1,799,824)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	14,291	(3,770,204)	(1,613,448)	(2,156,756)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	13,000	(3,428,534)	(1,279,856)	(2,148,678)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	30,184	(7,960,527)	(4,082,627)	(3,877,900)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9,029	(2,381,248)	(753,532)	(1,627,716)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8,827	(2,327,974)	(1,409,239)	(918,735)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	6,323	(1,667,586)	(995,154)	(672,432)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	3,746	(1,683,098)	(695,107)	(987,991)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	3,629	(1,630,461)	(683,240)	(947,221)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9,543	(2,516,807)	(1,045,070)	(1,471,737)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,000	(791,200)	(183,811)	(607,389)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	4,514	(1,190,492)	(376,629)	(813,863)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	293	(25,746)	(11,676)	(14,070)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	547	(144,262)	(44,262)	(100,000)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	7,808	$(2,059,229)	$(466,830)	$(1,592,399)

						$(100,218,158)	$(41,938,053)	$(58,280,105)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2021
First Boston†	(0.50)%*	—	$1,438,327
First Boston†	(0.25)%*	—	3,178,719
First Boston†	(0.25)%*	—	2,593,482
HSBC Securities (USA), Inc.†	0.05%	—	118,401,147
HSBC Securities (USA), Inc.†	0.08%	—	268,999,455
HSBC Securities (USA), Inc.†	0.09%	—	231,268,391
HSBC Securities (USA), Inc.†	0.09%	—	10,063,028
JPMorgan Chase Bank†	0.11%	—	52,953,442
JPMorgan Chase Bank†	0.12%	—	238,662,202
JPMorgan Chase Bank†	0.12%	—	100,988,319
JPMorgan Chase Bank†	0.12%	—	254,656,976
JPMorgan Chase Bank†	0.40%	—	40,666,987

			$1,323,870,475

*	Interest payment due from counterparty.
†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2021.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Government-Treasuries	$1,316,659,947	$—	$—	$—	$1,316,659,947
Corporates - Non-Investment Grade	1,438,327	—	—	—	1,438,327
Emerging Markets - Sovereigns	5,772,201	—	—	—	5,772,201

Total	$1,323,870,475	$—	$—	$—	$1,323,870,475

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $1,745,364,261 or 36.6% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2021.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Fair valued by the Adviser.
(i)	Non-income producing security.
(j)	Defaulted matured security.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2021.
(m)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.28% of net assets as of July 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-20, Class PT 11.904%, 11/16/2043	09/27/2018	$652,842	$656,533	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.592%, 10/17/2044	09/04/2019	1,080,267	1,095,110	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 6.998%, 11/15/2044	10/09/2019	534,978	530,010	0.01%
Diamond Offshore Drilling, Inc.	04/26/2021	467,814	131,834	0.00%
Digicel Group Holdings Ltd. 7.00%, 08/16/2021	06/19/2020	10,397	63,485	0.00%
Exide Global Holding NETH 10.75%, 06/30/2024	10/23/2020	935,631	1,102,696	0.02%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019	692,006	0	0.00%
Home Re Ltd. Series 2019-1, Class B1 4.439%, 05/25/2029	12/20/2019	2,070,259	2,006,296	0.04%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.589%, 10/25/2025	09/18/2015	1,024,801	973,367	0.02%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.339%, 11/25/2024	11/06/2015	562,877	557,463	0.01%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	861,787	0	0.00%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.437%, 02/27/2023	02/11/2020	3,674,896	3,678,748	0.08%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/19/2017	328,514	488,297	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
SoFi Consumer Loan Program LLC Series 2016-5, Class R Zero Coupon, 09/25/2028	06/23/2017	$1,275,923	$440,882	0.01%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 09/25/2026	09/18/2017	1,758,337	334,380	0.01%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	3,677,431	1,017,653	0.02%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	289,000	297,491	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	01/16/2013	1,804,783	8,756	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/19/2013	3,510,948	47,499	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	745,965	93,750	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014	916,308	8,471	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.339%, 11/25/2025	09/06/2016	361,305	349,836	0.01%

(n)	Defaulted.
(o)	Inverse interest only security.
(p)	IO - Interest Only.
(q)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2021.
(r)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(s)	Convertible security.
(t)	Affiliated investments.
(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	The rate shown represents the 7-day yield as of period end.
(w)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $254,567,764 and gross unrealized depreciation of investments was $(181,385,239), resulting in net unrealized appreciation of $73,182,525.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

TBA – To Be Announced

COUNTRY BREAKDOWN1

July 31, 2021 (unaudited)

77.0%	United States
4.2%	Canada
2.2%	Brazil
1.8%	Australia
1.6%	Mexico
1.2%	United Kingdom
1.0%	Colombia
0.8%	Russia
0.7%	France
0.6%	South Africa
0.5%	Egypt
0.4%	Italy
0.4%	Luxembourg
7.1%	Other
0.5%	Short-Term

100.0%	Total Investments

1

All data are as of July 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following: Angola, Bahrain, Bermuda, Chile, China, Costa Rica, Denmark, Dominican Republic, Ecuador, El Salvador, Finland, Germany, Ghana, Guatemala, Honduras, Hong Kong, India, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Morocco, Netherlands, Nigeria, Norway, Oman, Pakistan, Panama, Peru, Qatar, Saudi Arabia, Senegal, Spain, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine, United Arab Emirates and Zambia.

AB Bond Fund, Inc.

AB Income Fund

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$—	$3,255,981,432	$—		$3,255,981,432
Corporates - Investment Grade	—	605,569,534	—		605,569,534
Corporates - Non-Investment Grade	—	559,487,643	11,293,414	(a)	570,781,057
Mortgage Pass-Throughs	—	340,275,298	—		340,275,298
Collateralized Mortgage Obligations	—	312,423,961	—		312,423,961
Emerging Markets - Sovereigns	—	246,045,481	—		246,045,481
Governments - Sovereign Agencies	—	193,579,226	—		193,579,226
Collateralized Loan Obligations	—	127,307,536	—		127,307,536
Bank Loans	—	95,975,256	21,569,993		117,545,249
Emerging Markets - Corporate Bonds	—	112,461,881	8,756		112,470,637
Commercial Mortgage-Backed Securities	—	93,336,391	—		93,336,391
Emerging Markets - Treasuries	—	84,073,000	—		84,073,000
Governments - Sovereign Bonds	—	59,587,072	—		59,587,072
Quasi-Sovereigns	—	57,442,330	—		57,442,330
Asset-Backed Securities	—	45,062,800	2,281,212		47,344,012
Agencies	—	41,200,003	—		41,200,003
Local Governments - Provincial Bonds	—	32,487,159	—		32,487,159
Common Stocks	7,113,712	757,851	4,447,347	(a)	12,318,910
Preferred Stocks	4,853,081	—	2,993,865		7,846,946
Local Governments - US Municipal Bonds	—	3,199,859	—		3,199,859
Warrants	14,745	—	0	(a)	14,745
Short-Term Investments	30,778,476	—	—		30,778,476

Total Investments in Securities	42,760,014	6,266,253,713	42,594,587		6,351,608,314
Other Financial Instruments(b):
Assets:
Futures	8,903,908	—	—		8,903,908
Forward Currency Exchange Contracts	—	16,653,307	—		16,653,307
Centrally Cleared Credit Default Swaps	—	3,641,300	—		3,641,300
Liabilities:
Futures	(4,819,013)	—	—		(4,819,013)
Forward Currency Exchange Contracts	—	(3,446,689)	—		(3,446,689)
Interest Rate Swaptions Written	—	(855,543)	—		(855,543)
Centrally Cleared Credit Default Swaps	—	(377,587)	—		(377,587)
Centrally Cleared Interest Rate Swaps	—	(13,403,154)	—		(13,403,154)
Credit Default Swaps	—	(100,218,158)	—		(100,218,158)
Reverse Repurchase Agreements	(1,323,870,475)	—	—		(1,323,870,475)

Total	$(1,277,025,566)	$6,168,247,189	$42,594,587		$4,933,816,210

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$26,220	$1,082,117	$1,077,559	$30,778	$5